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VIA EDGAR

August 2, 2006

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY ("REGISTRANT")
    AIG LIFE INSURANCE COMPANY ("DEPOSITOR")
    ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY
    FILE NO. 333-93709 AND 811-05301

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated July 28, 2006 for Registrant on behalf of the AllianceBernstein Ovation Plus Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 109 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on July 28, 2006, via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams
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Lucia B. Williams
Director,
Variable Annuity Product Compliance